Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Trade receivables	$ 0	$ 2
Trade payables	5,096	3,180
Majority Shareholder
Related Party Transaction [Line Items]
Tax-related receivables	0	2,031
Tax-related payables	$ 18,706	$ 17,004